Income Taxes (Details) - Schedule of Deferred Tax Asset and Liability - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Deferred tax assets:
Tax loss carry forwards	$ 1,633,668	$ 1,799,474
Bad debt allowance	111,559	207,650
Reserve for inventory	11,320	62,932
Advertising expense	29,710	147,968
Less: valuation allowance	(1,625,432)	(2,172,738)	$ (416,883)	$ (11,585)
Deferred tax assets, net	$ 160,825	$ 45,286